Short-term bonds (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Disclosure of short-term bonds [line items]
Face value	¥ 10,000,000
Unsecured super short-term bond with maturity of 180 days issued in October 2017 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 4,000,000
Annual interest rate	4.10%
Maturity	180 days
Annual effective interest rates	4.22%
Unsecured super short-term bond one with maturity of 180 days issued in November 2017 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Annual interest rate	4.19%
Maturity	180 days
Annual effective interest rates	4.35%
Unsecured super short-term bond two with maturity of 180 days issued in November 2017 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 1,000,000
Annual interest rate	4.17%
Maturity	180 days
Annual effective interest rates	4.19%
Unsecured super short-term bond with maturity of 90 days issued in December 2017 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 4,000,000
Annual interest rate	4.17%
Maturity	90 days
Annual effective interest rates	4.35%
Unsecured super short-term bond with maturity of 90 days issued in February 2018 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 4,000,000
Annual interest rate	4.35%
Maturity	90 days
Annual effective interest rates	4.42%
Unsecured super short-term bond with maturity of 90 days issued in March 2018 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Annual interest rate	4.35%
Maturity	90 days
Annual effective interest rates	4.38%
Unsecured super short-term bond with maturity of 150 days issued in March 2018 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Annual interest rate	4.40%
Maturity	150 days
Annual effective interest rates	4.53%
Unsecured super short-term bond with maturity of 180 days issued in March 2018 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 4,000,000
Annual interest rate	4.45%
Maturity	180 days
Annual effective interest rates	4.59%
Unsecured super short-term bond one with maturity of 180 days issued in May 2018 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,500,000
Annual interest rate	4.25%
Maturity	180 days
Annual effective interest rates	4.29%
Unsecured super short-term bond with maturity of 150 days issued in May 2018 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 4,000,000
Annual interest rate	4.08%
Maturity	150 days
Annual effective interest rates	4.22%
Unsecured super short-term bond two with maturity of 180 days issued in May 2018 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Annual interest rate	3.98%
Maturity	180 days
Annual effective interest rates	4.10%
Unsecured super short-term bond with maturity of 90 days issued in May 2018 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Annual interest rate	3.80%
Maturity	90 days
Annual effective interest rates	3.88%
Unsecured super short-term bond with maturity of 180 days issued in June 2018 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 4,000,000
Annual interest rate	4.05%
Maturity	180 days
Annual effective interest rates	4.21%
Unsecured super short-term bond with maturity of 90 days issued in August 2018 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Annual interest rate	2.80%
Maturity	90 days
Annual effective interest rates	2.88%
Unsecured super short-term bond with maturity of 180 days issued in October 2018 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,500,000
Annual interest rate	3.20%
Maturity	180 days
Annual effective interest rates	3.23%
Interest payables	¥ 16,200
Unsecured super short-term bond one with maturity of 90 days issued in November 2018 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Annual interest rate	2.78%
Maturity	90 days
Annual effective interest rates	2.83%
Interest payables	¥ 7,010
Unsecured super short-term bond one with maturity of 180 days issued in November 2018 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Annual interest rate	3.05%
Maturity	180 days
Annual effective interest rates	3.13%
Interest payables	¥ 6,520
Unsecured super short-term bond two with maturity of 180 days issued in November 2018 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Annual interest rate	3.10%
Maturity	180 days
Annual effective interest rates	3.13%
Interest payables	¥ 6,800
Unsecured super short-term bond two with maturity of 90 days issued in November 2018 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 2,000,000
Annual interest rate	2.78%
Maturity	90 days
Annual effective interest rates	2.83%
Interest payables	¥ 5,180
Unsecured super short-term bond with maturity of 270 days issued in December 2018 [member]
Disclosure of short-term bonds [line items]
Face value	¥ 1,000,000
Annual interest rate	3.30%
Maturity	270 days
Annual effective interest rates	3.34%
Interest payables	¥ 2,350